Lease Agreements (Narrative) (Details) - USD ($)	1 Months Ended	3 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Jun. 30, 2019
Notes Payable				$ 1,607
Interest rate		5.50%		6.00%
Debt maturity		Dec. 31, 2019
Monthly lease payment		$ 1,500
Operating Leases, Rent Expense		4,500	$ 2,988
Future minimum lease payments 2020		59,000
Future minimum lease payments 2021		35,250
Unrelated party [Member]
Monthly lease payment		$ 9,300
Lease expiration date		Jun. 30, 2020
Financial Institution [Member]
Notes Payable		$ 724
Debt maturity		Jul. 31, 2020
Monthly lease payment		$ 724
Lease term		5 years
Financial Institution [Member] | Minimum [Member]
Notes Payable		$ 263
Interest rate		4.50%
Debt maturity		Jul. 31, 2019
Financial Institution [Member] | Maximum [Member]
Notes Payable		$ 461
Interest rate		4.75%
Certain property [Member]
Monthly lease payment	$ 3,000
Operating Leases, Rent Expense		$ 9,000
Security deposit	$ 10,000
Lease expiration date	Jun. 30, 2021